BETTER 10K - GOODWILL AND INTERNAL USE SOFTWARE AND OTHER INTANGIBLE ASSETS, NET - Schedule of Finite and Indefinite-Lived Intangibles (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 135,523	$ 127,184	$ 102,539
Accumulated Amortization	(86,956)	(68,157)	(33,152)
Net Carrying Value	48,567	59,026	69,387
Indefinite-Lived Intangible Assets [Line Items]
Total Internal use software and other intangible assets, net, gross carrying value	139,838	130,153	105,641
Internal use software and other intangible assets, net	52,882	61,996	72,489
Domain name
Indefinite-Lived Intangible Assets [Line Items]
Total Intangible assets with finite lives, net	1,820	1,820	1,820
Licenses and other
Indefinite-Lived Intangible Assets [Line Items]
Total Intangible assets with finite lives, net	$ 2,495	$ 1,150	$ 1,282
Internal use software and website development
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (in years)	3 years	3 years	3 years
Gross Carrying Value	$ 131,048	$ 123,734	$ 96,155
Accumulated Amortization	(85,711)	(67,319)	(32,832)
Net Carrying Value	$ 45,337	$ 56,416	$ 63,323
Intellectual property and other
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives (in years)	6 years 2 months 12 days	7 years 6 months	7 years 6 months
Gross Carrying Value	$ 4,475	$ 3,449	$ 6,384
Accumulated Amortization	(1,245)	(838)	(320)
Net Carrying Value	$ 3,230	$ 2,611	$ 6,064